Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	4Front Ventures Corp.
Entity Central Index Key	0001783875
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
No Trading Symbol Flag	true
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity File Number	000-56075
Entity Common Stock, Shares Outstanding	126,001,492
Title of 12(b) Security	NONE
Entity Address, Country	AZ
Document Annual Report	true
Document Transition Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	5060 N. 40th Street
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Phoenix
Entity Address, Postal Zip Code	85018
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	AZ
Contact Personnel Name	Nicolle Dorsey
Entity Address, Address Line One	5060 N. 40th Street
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Phoenix
Entity Address, Postal Zip Code	85018